Segment Reporting - Schedule of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues from external customers			$ 23,198	$ 16,995	$ 14,317
Income tax recovery /(expense)			3,245	(6)	(5)
Segment assets			21,734	12,022	13,756
SEALS Corp
Segment Reporting Information [Line Items]
Revenues from external customers	$ 14,751	$ 10,656
Income tax recovery /(expense)	(320)	(1)
Segment assets	24,148	14,974
Secure Microcontrollers
Segment Reporting Information [Line Items]
Revenues from external customers			18,336	14,850	11,289
Intersegment revenues
Interest revenue			7
Interest expense			200	150	72
Depreciation and amortization			319	1,339	1,769
Segment income /(loss) before income taxes			526	(2,235)	(5,195)
Profit / (loss) from intersegment sales
Income tax recovery /(expense)			2,565
Segment assets			18,340	10,296	10,531
Secure Microcontrollers | SEALS Corp
Segment Reporting Information [Line Items]
Revenues from external customers	10,156	9,671
Intersegment revenues
Interest revenue	38
Interest expense	36	110
Depreciation and amortization	190	181
Segment income /(loss) before income taxes	718	687
Profit / (loss) from intersegment sales
Income tax recovery /(expense)
Segment assets	13,279	13,279
All Others
Segment Reporting Information [Line Items]
Revenues from external customers			4,862	2,145	3,028
Intersegment revenues			368	415	4,930
Interest revenue			2
Interest expense			53	22	19
Depreciation and amortization			85	193	474
Segment income /(loss) before income taxes			2,017	(2,566)	(3,766)
Profit / (loss) from intersegment sales			18	20	235
Income tax recovery /(expense)			680	(6)	(5)
Segment assets			5,010	1,726	3,225
All Others | SEALS Corp
Segment Reporting Information [Line Items]
Revenues from external customers	4,595	985
Intersegment revenues	231	180
Interest revenue	17
Interest expense	16	11
Depreciation and amortization	86	19
Segment income /(loss) before income taxes	(1,262)	(860)
Profit / (loss) from intersegment sales	11	9
Income tax recovery /(expense)	(320)	(1)
Segment assets	7,864	1,695
Total Segment Assets
Segment Reporting Information [Line Items]
Revenues from external customers			23,198	16,995	14,317
Intersegment revenues			368	415	4,930
Interest revenue			9
Interest expense			254	171	91
Depreciation and amortization			404	1,532	2,243
Segment income /(loss) before income taxes			2,543	(4,801)	(8,961)
Profit / (loss) from intersegment sales			18	20	235
Income tax recovery /(expense)			$ 3,245	$ (6)	$ (5)
Total Segment Assets | SEALS Corp
Segment Reporting Information [Line Items]
Revenues from external customers	14,751	10,656
Intersegment revenues	231	180
Interest revenue	55
Interest expense	52	121
Depreciation and amortization	275	200
Segment income /(loss) before income taxes	(544)	(173)
Profit / (loss) from intersegment sales	11	9
Income tax recovery /(expense)	$ (320)	$ (1)